Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income	$ 4,000,499	$ 3,001,489	$ 1,494,928
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	102,905	38,699	16,270
Amortization of right of use assets	159,259
Recognition (reversal) of share-based compensation expenses	159,984	(14,483)	110,940
Deferred tax (benefits) expenses	(318,087)	60,975	(153,953)
Changes in operating assets and liabilities:
Accounts receivable	(3,134,065)	(792,031)	(777,425)
Prepayments	231,894	(583,613)	6,352
Other current assets	119,523	(659,145)	(237,676)
Accounts payable	94,461	(548,507)	(737,353)
Advances from customers	(476,261)	(125,872)	146,875
Income tax payable	618,120	296,904	(14,999)
Accrued expenses and other liabilities	408,725	85,954	(598,809)
Lease liabilities	(153,616)
Deferred income	(405,321)	552,277	207,196
Net Cash Provided by (Used in) Operating Activities	1,408,020	1,312,647	(537,654)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,312,941)	(668,067)	(32,219)
Payment for land use rights		(418,520)
Purchases of intangible assets			(49,477)
Investments in short-term investments	(2,460,879)	(2,920,260)	(1,753,763)
Release from short-term investments	3,618,940	3,502,799
Buy out of a non-controlling interests	(33,718)
Due from a related party	(14,476)
Net Cash Used in Investing Activities	(203,074)	(504,048)	(1,835,459)
Cash Flows from Financing Activities:
Capital contribution from shareholders		3,580,260	2,732,081
Proceeds from bank borrowings		756,544
Repayment of bank borrowings	(723,788)
Payment of issuance costs relating to initial public offerings	(468,328)
Net Cash (Used in) Provided by Financing Activities	(1,192,116)	4,336,804	2,732,081
Effect of exchange rate changes on cash and cash equivalents	(98,953)	(205,243)	195,860
Net (decrease) increase in cash and cash equivalents	(86,123)	4,940,160	554,828
Cash and cash equivalents at beginning of year	7,918,675	2,978,515	2,423,687
Cash and cash equivalents at end of year	7,832,552	7,918,675	2,978,515
Supplemental Cash Flow Information
Cash paid for interest expense	30,312	5,840
Cash paid for income tax	87,111	$ 144,252	$ 14,999
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 419,362